Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
VistaShares Target 15 ACKtivist Distribution ETF
Shareholder Report [Line Items]
Fund Name	VistaShares Target 15 ACKtivist Distribution ETF
Class Name	VistaShares Target 15 ACKtivist Distribution ETF
Trading Symbol	ACKY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VistaShares Target 15 ACKtivist Distribution ETF (the "Fund") for the period September 8, 2025 (the Fund’s “Inception”) to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875-2288 or by writing to the VistaShares Target 15 ACKtivist Distribution ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 875-2288
Additional Information Website	www.vistashares.com
Expenses [Text Block]

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Target 15 ACKtivist Distribution ETF	$40	0.97%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.97%
Net Assets	$ 54,292,000
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 136,592
Investment Company, Portfolio Turnover	406.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$54,292
Number of Holdings	42
Total Advisory Fee	$136,592
Portfolio Turnover Rate	406%

Holdings [Text Block]	Sector Type - Investments (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
Brookfield Corp. - Class A	18.7
Uber Technologies, Inc.	18.4
Amazon.com, Inc., Purchased Call Option, Purchased Call Option, Expiration: 2/6/2026; Exercise Price: $140.00	3.7
Alphabet, Inc., Purchased Call Option, Expiration: 2/6/2026; Exercise Price: $210.00	3.4
Alphabet, Inc., Purchased Call Option, Expiration: 2/6/2026; Exercise Price: $245.00	3.3
Howard Hughes Holdings, Inc., Purchased Call Option, Expiration: 2/20/2026; Exercise Price: $55.00	3.2
Restaurant Brands International, Inc., Purchased Call Option, Expiration: 2/20/2026; Exercise Price: $45.00	3.0
Hilton Worldwide Holdings, Inc., Purchased Call Option, Expiration: 2/6/2026; Exercise Price: $180.00	2.2
Chipotle Mexican Grill, Inc., Purchased Call Option, Expiration: 2/6/2026; Exercise Price: $27.00	1.9
Seaport Entertainment Group, Inc.	0.7

VistaShares Target 15 DRUKMacro Distribution ETF
Shareholder Report [Line Items]
Fund Name	VistaShares Target 15 DRUKMacro Distribution ETF
Class Name	VistaShares Target 15 DRUKMacro Distribution ETF
Trading Symbol	DRKY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VistaShares Target 15 DRUKMacro Distribution ETF (the "Fund") for the period October 7, 2025 (the Fund’s “Inception”) to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875-2288 or by writing to the VistaShares Target 15 DRUKMacro Distribution ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 875-2288
Additional Information Website	www.vistashares.com
Expenses [Text Block]

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Target 15 DRUKMacro Distribution ETF	$32	0.96%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.96%
Net Assets	$ 20,397,000
Holdings Count | Holdings	70
Advisory Fees Paid, Amount	$ 15,956
Investment Company, Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$20,397
Number of Holdings	70
Total Advisory Fee	$15,956
Portfolio Turnover Rate	171%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
Natera, Inc.	18.4
Teva Pharmaceutical Industries Ltd., ADR	15.1
Insmed, Inc.	13.8
Stubhub Holdings, Inc. - Class A	9.3
Amazon.com, Inc.	3.5
DocuSign, Inc.	3.5
Roku, Inc. - Class A	3.2
Restaurant Brands International, Inc.	2.8
Westinghouse Air Brake Technologies Corp.	2.3
Meta Platforms, Inc. - Class A	2.2